FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Interest Rate Risk (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expenditure derivatives - change in foreign exchange rate, change in Cdn% relative to US$ (in dollars per share)	$ 0.01
Impact on net income	$ 7	$ 0
Impact on other comprehensive income	$ 18	12
Interest rate risk | Short-term borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term borrowings, percent change in interest rates	1.00%
Impact on net income	$ 29	22
Impact on other comprehensive income	$ 0	0
Interest rate risk | Bank credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term borrowings, percent change in interest rates	1.00%
Impact on net income	$ 3	7
Impact on other comprehensive income	$ 0	$ 0
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent of borrowings	89.10%	90.80%